Summary of share capital (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Balance	$ 18,196
Balance	$ 12,970
Issued capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares | shares	1,213,969
Balance	$ 293,410
Issuance of common shares, net of transaction costs, shares | shares
Issuance of common shares, net of transaction costs, amount
Ending balance, shares | shares	1,213,969
Balance	$ 293,410